Note 10 - Share Based Compensation - Allocation of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock-based compensation	$ 165	$ 141	$ 754	$ 886
Cost of Sales [Member] (Deprecated 2026)
Stock-based compensation			58	12
Research and Development Expense [Member] (Deprecated 2026)
Stock-based compensation			61	13
Selling, General and Administrative Expenses [Member] (Deprecated 2026)
Stock-based compensation			$ 635	$ 861